Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 156.9% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.9%

Bausch Health Cos., Inc.
5.231% due 11/27/2025	$29	$28
CityCenter Holdings LLC
4.749% due 04/18/2024	50	49
Diamond Resorts Corp.
6.249% due 09/02/2023 «	666	631
Envision Healthcare Corp.
6.249% due 10/10/2025	100	94
Financial & Risk U.S. Holdings, Inc.
6.249% due 10/01/2025	221	215
Forbes Energy Services LLC
5.000% due 04/13/2021	609	610
Frontier Communications Corp.
6.250% due 06/15/2024	98	96
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(c)	150	107
TBD% due 01/30/2020	3,202	2,293
IRB Holding Corp.
5.739% due 02/05/2025	169	165
McDermott Technology Americas, Inc.
7.499% due 05/12/2025	398	382
MH Sub LLC
6.236% due 09/13/2024	20	20
Multi Color Corp.
4.499% due 10/31/2024 «	3	3
NCI Building Systems, Inc.
6.547% due 04/12/2025 «	10	10
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% due 10/25/2020	1,324	1,233
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(c)	106	92
PetSmart, Inc.
5.490% due 03/11/2022	20	18
Sequa Mezzanine Holdings LLC
7.776% due 11/28/2021	139	136
11.751% due 04/28/2022 «	800	784
Starfruit Finco BV
5.740% due 10/01/2025	100	99
Syniverse Holdings, Inc.
7.484% due 03/09/2023	759	697
Univision Communications, Inc.
5.249% due 03/15/2024	2,447	2,312
West Corp.
6.629% due 10/10/2024	9	8
Westmoreland Coal Co.
4.522% - 10.913% due 05/21/2019 «	273	276
Total Loan Participations and Assignments (Cost $11,136)		10,358

CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 6.1%

Ally Financial, Inc.
7.500% due 09/15/2020	8	9
Athene Holding Ltd.
4.125% due 01/12/2028	10	10
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	24	24
5.000% due 04/20/2048	14	14
Cantor Fitzgerald LP
7.875% due 10/15/2019 (j)	740	758
CBL & Associates LP
5.950% due 12/15/2026	11	8
Ford Motor Credit Co. LLC
3.867% (US0003M + 1.270%) due 03/28/2022 ~(j)	200	193
5.085% due 01/07/2021 (j)	200	204
5.345% (US0003M + 2.550%) due 01/07/2021 ~(j)	280	283
5.935% (US0003M + 3.140%) due 01/07/2022 ~(j)	280	286
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (j)	50	50
6.750% due 03/15/2022 (j)	104	106
Hunt Cos., Inc.
6.250% due 02/15/2026	6	6

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Intrepid Aviation Group Holdings LLC
8.500% due 08/15/2021 (j)	1,980	2,045
iStar, Inc.
4.625% due 09/15/2020	3	3
5.250% due 09/15/2022	4	4
Jefferies Finance LLC
7.500% due 04/15/2021 (j)	387	395
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	14	14
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (j)	1,200	1,202
MetLife, Inc.
5.875% due 03/15/2028 •(g)	2	2
Nationstar Mortgage LLC
6.500% due 07/01/2021 (j)	146	146
Navient Corp.
5.000% due 10/26/2020	2	2
5.625% due 01/25/2025	51	44
5.875% due 03/25/2021 (j)	465	482
6.500% due 06/15/2022	16	17
Newmark Group, Inc.
6.125% due 11/15/2023	14	14
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	10	10
Provident Funding Associates LP
6.375% due 06/15/2025	6	5
Springleaf Finance Corp.
5.625% due 03/15/2023 (j)	200	203
6.125% due 05/15/2022 (j)	131	136
6.875% due 03/15/2025	25	26
7.750% due 10/01/2021 (j)	150	162
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)	635	172
WeWork Cos., Inc.
7.875% due 05/01/2025	14	13
		7,048

INDUSTRIALS 12.2%

Associated Materials LLC
9.000% due 01/01/2024 (j)	1,996	1,971
Bausch Health Americas, Inc.
8.500% due 01/31/2027	10	11
Charter Communications Operating LLC
4.200% due 03/15/2028	21	21
Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~	10	10
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (j)	396	406
9.250% due 02/15/2024 (j)	965	1,025
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6	6
CommScope Finance LLC
5.500% due 03/01/2024	16	16
8.250% due 03/01/2027	3	3
Community Health Systems, Inc.
5.125% due 08/01/2021 (j)	539	533
6.250% due 03/31/2023 (j)	1,938	1,827
8.000% due 03/15/2026	78	75
8.625% due 01/15/2024 (j)	136	137
CVS Pass-Through Trust
5.880% due 01/10/2028	1,116	1,204
DAE Funding LLC
4.000% due 08/01/2020	2	2
4.500% due 08/01/2022	10	10
5.000% due 08/01/2024	28	28
5.250% due 11/15/2021 (j)	100	102
5.750% due 11/15/2023 (j)	100	103
Diamond Resorts International, Inc.
7.750% due 09/01/2023	20	20
10.750% due 09/01/2024 (j)	500	473
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)	330	334
Envision Healthcare Corp.
8.750% due 10/15/2026 (j)	382	341
Exela Intermediate LLC
10.000% due 07/15/2023	23	24
Fresh Market, Inc.
9.750% due 05/01/2023 (j)	350	264
Full House Resorts, Inc.
8.575% due 01/31/2024 «	100	99
General Electric Co.
3.100% due 01/09/2023	17	17
3.150% due 09/07/2022	20	20
5.000% due 01/21/2021 •(g)	56	52
5.550% due 01/05/2026 (j)	41	44

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

5.875% due 01/14/2038	4	4
6.150% due 08/07/2037	2	2
6.875% due 01/10/2039	10	12
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026	13	13
Huntsman International LLC
4.500% due 05/01/2029	10	10
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(c)	501	358
9.000% due 03/01/2021 ^(c)	420	298
9.000% due 09/15/2022 ^(c)	32	23
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023 (j)	200	173
Micron Technology, Inc.
5.327% due 02/06/2029	30	31
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (j)	60	57
Par Pharmaceutical, Inc.
7.500% due 04/01/2027	23	23
PetSmart, Inc.
5.875% due 06/01/2025	22	19
Radiate Holdco LLC
6.875% due 02/15/2023	10	10
Spanish Broadcasting System, Inc.
12.500% due 04/20/2049 ^(c)	2,081	2,149
Sunoco LP
4.875% due 01/15/2023	10	10
T-Mobile USA, Inc.
4.750% due 02/01/2028	5	5
Topaz Solar Farms LLC
4.875% due 09/30/2039	41	41
5.750% due 09/30/2039 (j)	169	175
Transocean Pontus Ltd.
6.125% due 08/01/2025	26	27
Triumph Group, Inc.
4.875% due 04/01/2021	18	18
5.250% due 06/01/2022	4	4
UAL Pass-Through Trust
6.636% due 01/02/2024	441	465
Univision Communications, Inc.
5.125% due 05/15/2023 (j)	107	102
5.125% due 02/15/2025 (j)	138	129
ViaSat, Inc.
5.625% due 09/15/2025	18	17
5.625% due 04/15/2027	12	12
VOC Escrow Ltd.
5.000% due 02/15/2028	10	10
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(c)	1,225	570
Wyndham Destinations, Inc.
3.900% due 03/01/2023	14	14
5.750% due 04/01/2027 (j)	178	177
		14,136
UTILITIES 2.4%

AT&T, Inc.
4.900% due 08/15/2037 (j)	70	71
Frontier Communications Corp.
8.000% due 04/01/2027	24	25
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)(j)	131	117
2.950% due 03/01/2026 ^(c)(j)	211	186
3.250% due 09/15/2021 ^(c)	46	42
3.250% due 06/15/2023 ^(c)(j)	68	61
3.300% due 03/15/2027 ^(c)(j)	132	116
3.400% due 08/15/2024 ^(c)(j)	85	77
3.500% due 10/01/2020 ^(c)(j)	103	95
3.500% due 06/15/2025 ^(c)(j)	151	135
3.750% due 02/15/2024 ^(c)(j)	64	59
3.750% due 08/15/2042 ^(c)	2	2
3.850% due 11/15/2023 ^(c)(j)	14	13
4.000% due 12/01/2046 ^(c)	2	2
4.250% due 05/15/2021 ^(c)	43	40
4.300% due 03/15/2045 ^(c)	24	20
4.500% due 12/15/2041 ^(c)	26	22
4.600% due 06/15/2043 ^(c)	4	3
4.650% due 08/01/2028 ^(c)(j)	227	210
4.750% due 02/15/2044 ^(c)	157	138
5.125% due 11/15/2043 ^(c)(j)	244	222
5.400% due 01/15/2040 ^(c)	4	4
5.800% due 03/01/2037 ^(c)(j)	644	628
6.050% due 03/01/2034 ^(c)(j)	323	322
6.250% due 03/01/2039 ^(c)(j)	129	130
6.350% due 02/15/2038 ^(c)(j)	57	58

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Southern California Edison Co.
3.650% due 03/01/2028	2	2
5.750% due 04/01/2035	2	2
6.650% due 04/01/2029	4	4
Sprint Communications, Inc.
7.000% due 08/15/2020	10	10
Transocean Poseidon Ltd.
6.875% due 02/01/2027	20	21
		2,837
Total Corporate Bonds & Notes (Cost $24,333)		24,021

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Caesars Entertainment Corp.
5.000% due 10/01/2024	28	39
Total Convertible Bonds & Notes (Cost $52)		39

MUNICIPAL BONDS & NOTES 0.7%

WEST VIRGINIA 0.7%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	800	800
Total Municipal Bonds & Notes (Cost $755)		800

U.S. GOVERNMENT AGENCIES 4.9%

Fannie Mae
6.036% due 07/25/2029 •	170	183
8.236% due 07/25/2029 •	230	270
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(f)(j)	2,546	1,824
0.100% due 05/25/2020 - 11/25/2050 (a)	41,869	111
0.200% due 04/25/2045 (a)	155	0
0.519% due 01/25/2021 ~(a)	2,526	21
0.661% due 10/25/2020 ~(a)	8,129	64
2.011% due 11/25/2045 ~(a)	1,027	147
3.615% due 06/25/2041 ~(a)	10,500	763
3.844% due 04/25/2025 ~	1,300	1,193
7.636% due 10/25/2029 •	500	567
10.036% due 12/25/2027 •	448	536
Total U.S. Government Agencies (Cost $5,205)		5,679

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.4%

Adjustable Rate Mortgage Trust
4.339% due 01/25/2036 ^~	159	150
Banc of America Alternative Loan Trust
6.091% due 04/25/2037 ^~	172	171
Banc of America Funding Trust
3.714% due 12/20/2034 ~	334	273
4.512% due 03/20/2036 ~	96	91
5.806% due 03/25/2037 ^~	94	94
7.000% due 10/25/2037 ^	571	461
Banc of America Mortgage Trust
4.308% due 06/25/2035 ~	99	96
4.559% due 11/25/2034 ~	105	106
5.008% due 06/20/2031 ~	382	391
Bancorp Commercial Mortgage Trust
6.234% due 08/15/2032 •(j)	2,300	2,291
Barclays Commercial Mortgage Securities Trust
7.484% due 08/15/2027 •(j)	900	894
BCAP LLC Trust
2.680% due 07/26/2036 ~	87	72
Bear Stearns ALT-A Trust
2.656% due 04/25/2037 •	734	578
3.817% due 05/25/2036 ^~	232	218
3.851% due 05/25/2036 ~	42	34
3.906% due 08/25/2036 ^~	457	458
3.933% due 07/25/2035 ^~	152	134
3.933% due 08/25/2036 ^~	277	184
3.960% due 11/25/2036 ^~	697	582
4.337% due 01/25/2047 ~	41	36
4.734% due 09/25/2034 ~	97	96
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(j)	993	927
5.740% due 04/12/2038 ~	40	40
BRAD Resecuritization Trust
2.188% due 03/12/2021 «	1,820	62
6.550% due 03/12/2021 «	340	341
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^Ø	300	251

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~	31	20
CD Mortgage Trust
5.688% due 10/15/2048 (j)	1,378	805
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	245	187
Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~	679	392
Citigroup Mortgage Loan Trust
4.321% due 11/25/2036 ^~	104	101
4.328% due 11/25/2035 ~	1,861	1,459
4.933% due 08/25/2035 ^~	64	46
Citigroup Mortgage Loan Trust, Inc.
4.338% due 10/25/2035 ~	520	396
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.874% due 09/25/2035 ^~	156	134
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	18	18
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~	796	520
Commercial Mortgage Trust
6.128% due 07/10/2046 ~(j)	690	708
Countrywide Alternative Loan Trust
2.766% due 02/25/2037 •	234	214
2.776% due 02/25/2036 ^•	785	655
3.036% due 10/25/2037 •	4,640	1,364
3.397% due 12/25/2035 •(j)	1,322	1,206
5.500% due 03/25/2035	546	401
6.000% due 11/25/2035 ^	176	60
6.000% due 04/25/2036 ^(j)	3,195	2,418
Countrywide Home Loan Mortgage Pass-Through Trust
3.126% due 03/25/2035 •	157	141
3.820% due 09/20/2036 ^~	114	100
4.018% due 09/25/2047 ^~	405	380
4.356% due 03/25/2046 ^•(j)	777	505
4.592% due 02/20/2036 ^•	9	8
6.000% due 05/25/2037 ^	290	224
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	60	65
Credit Suisse Mortgage Capital Certificates
3.010% (LIBOR01M) due 11/30/2037 ~	2,900	2,625
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 Ø	237	157
6.000% due 07/25/2036 (j)	1,281	1,049
6.500% due 05/25/2036 ^	171	101
First Horizon Alternative Mortgage Securities Trust
4.280% due 08/25/2035 ^~	27	5
First Horizon Mortgage Pass-Through Trust
4.901% due 04/25/2035 ~	29	30
GCCFC Commercial Mortgage Trust
5.371% due 03/10/2039 ~(j)	313	146
GE Commercial Mortgage Corp. Trust
5.439% due 12/10/2049 ~	312	282
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(j)	800	741
4.591% due 10/10/2032 ~	200	177
GS Mortgage Securities Trust
1.349% due 08/10/2043 ~(a)	13,349	182
2.194% due 05/10/2045 ~(a)	3,910	161
5.622% due 11/10/2039	729	629
GSR Mortgage Loan Trust
4.153% due 03/25/2047 ^~(j)	1,158	1,042
HarborView Mortgage Loan Trust
2.982% due 01/19/2036 •	680	541
IndyMac Mortgage Loan Trust
3.286% due 11/25/2034 •	110	104
3.567% due 05/25/2036 ~	159	118
4.294% due 06/25/2037 ~	278	255
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036 ^(j)	1,148	970
JPMorgan Chase Commercial Mortgage Securities Corp.
1.368% due 03/12/2039 ~(a)	188	1
JPMorgan Chase Commercial Mortgage Securities Trust
0.518% due 02/15/2046 ~(a)	59,583	556
5.585% due 01/12/2043 ~	113	113
JPMorgan Mortgage Trust
4.562% due 07/25/2035 ~	62	63
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(j)	1,200	1,209
5.407% due 11/15/2038 ^(j)	342	251
5.562% due 02/15/2040 ^~(j)	159	97
5.778% due 02/15/2040 ~	124	124
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	129	128
5.792% due 04/25/2036 ^~	153	136
6.000% due 05/25/2037 ^	324	325

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
4.390% due 11/25/2035 ^~(j)	411	334
MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^•(j)	387	370
Merrill Lynch Mortgage Investors Trust
2.906% due 07/25/2030 •	88	84
3.146% due 11/25/2029 •	93	91
4.671% due 11/25/2035 •	127	129
Morgan Stanley Capital Trust
0.305% due 11/12/2049 ~(a)	5,994	20
5.399% due 12/15/2043 (j)	348	265
6.118% due 06/11/2049 ~	65	65
Morgan Stanley Mortgage Loan Trust
4.451% due 01/25/2035 ^~	245	198
6.000% due 08/25/2037 ^	236	183
Morgan Stanley Resecuritization Trust
4.654% due 03/26/2037 ~	5,393	5,098
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «	191	177
Motel 6 Trust
9.410% due 08/15/2019 •(j)	1,443	1,467
Regal Trust
2.560% due 09/29/2031 •	21	20
Residential Accredit Loans, Inc. Trust
4.960% due 01/25/2036 ^~	342	308
6.000% due 08/25/2035 ^	251	237
6.500% due 09/25/2037 ^	243	234
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	220	131
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	224	221
Structured Adjustable Rate Mortgage Loan Trust
3.961% due 04/25/2036 ^~	324	273
4.263% due 01/25/2036 ^~	305	229
4.389% due 09/25/2036 ^~	131	120
Structured Asset Mortgage Investments Trust
2.696% due 08/25/2036 ^•	802	746
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	145	109
Wachovia Bank Commercial Mortgage Trust
0.639% due 10/15/2041 ~(a)	1,130	0
5.720% due 10/15/2048 ~(j)	1,886	1,779
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 11/25/2046 •	441	435
2.976% due 06/25/2044 •	457	451
3.710% due 12/25/2036 ^~(j)	334	328
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(j)	1,330	1,016
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	12	12
Wells Fargo-RBS Commercial Mortgage Trust
0.784% due 02/15/2044 ~(a)	14,038	168
Total Non-Agency Mortgage-Backed Securities (Cost $46,077)		49,174

ASSET-BACKED SECURITIES 67.7%

Airspeed Ltd.
2.754% due 06/15/2032 •	155	150
Asset-Backed Securities Corp. Home Equity Loan Trust
3.581% due 02/25/2035 •(j)	3,374	3,383
4.211% due 12/25/2034 •(j)	1,627	1,625
5.737% (US0001M + 3.250%) due 06/21/2029 ~	114	113
Bayview Financial Acquisition Trust
2.776% due 12/28/2036 •	71	71
Bear Stearns Asset-Backed Securities Trust
2.866% due 04/25/2036 •	2,313	2,788
2.866% due 06/25/2036 •	4	4
4.332% due 07/25/2036 ~	327	328
5.500% due 12/25/2035	40	36
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	1,185	413
Centex Home Equity Loan Trust
3.236% due 01/25/2035 •(j)	1,643	1,610
Chrysler Capital Auto Receivables Trust
0.000% due 01/16/2023 «(f)	1	331
Citigroup Mortgage Loan Trust
2.646% due 12/25/2036 •(j)	1,587	1,059
2.706% due 12/25/2036 •(j)	865	435
2.936% due 11/25/2045 •(j)	3,699	3,671
3.186% due 11/25/2046 •	1,900	1,454
Citigroup Mortgage Loan Trust, Inc.
2.746% due 03/25/2037 •(j)	3,648	3,304
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	356	205
9.163% due 03/01/2033 ~	833	772

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Countrywide Asset-Backed Certificates
2.616% due 12/25/2036 ^•	1,161	1,078
2.626% due 06/25/2035 •(j)	2,396	2,174
2.626% due 06/25/2047 ^•(j)	2,634	2,364
2.636% due 04/25/2047 ^•(j)	903	879
2.686% due 06/25/2037 ^•(j)	769	698
2.726% due 05/25/2036 •(j)	8,448	6,049
4.136% due 06/25/2035 •(j)	4,000	3,858
Countrywide Asset-Backed Certificates Trust
2.756% due 09/25/2046 •	4,864	3,271
4.361% due 10/25/2035 •	2,355	1,839
Crecera Americas LLC
5.563% due 08/31/2020 •	1,900	1,905
EMC Mortgage Loan Trust
3.536% due 05/25/2040 •	472	474
3.786% due 02/25/2041 •	318	314
Fremont Home Loan Trust
2.666% due 04/25/2036 •	827	702
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	79	66
GSAMP Trust
4.236% due 12/25/2034 •	1,946	1,174
4.286% due 06/25/2035 •	2,200	2,147
Harley Marine Financing LLC
7.869% due 05/15/2043 «	1,000	721
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 04/25/2037 •(j)	4,641	3,463
HSI Asset Securitization Corp. Trust
2.596% due 04/25/2037 •(j)	3,677	2,386
MASTR Asset-Backed Securities Trust
2.596% due 08/25/2036 •(j)	3,187	1,715
Morgan Stanley ABS Capital, Inc. Trust
3.266% due 12/25/2034 •	154	148
Morgan Stanley Home Equity Loan Trust
3.551% due 05/25/2035 •	1,978	1,196
National Collegiate Commutation Trust
0.000% due 03/25/2038 •	3,500	1,550
People’s Financial Realty Mortgage Securities Trust
2.616% due 09/25/2036 •	1,512	432
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^Ø(j)	3,945	2,290
Residential Asset Securities Corp. Trust
3.176% due 08/25/2035 •(j)	4,350	4,075
Securitized Asset-Backed Receivables LLC Trust
2.916% due 01/25/2035 •	979	924
2.936% due 10/25/2035 •(j)	5,500	5,317
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(f)	10	115
0.000% due 01/25/2039 (f)	1,000	383
0.000% due 05/25/2040 (f)	1,000	473
0.000% due 09/25/2040 (f)	339	220
Structured Asset Investment Loan Trust
4.211% due 10/25/2034 •	1,986	1,982
6.986% due 10/25/2033 •	68	67
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	314	308
UPS Capital Business Credit
8.259% due 04/15/2026 «•	1,856	0
Total Asset-Backed Securities (Cost $72,182)		78,509

	SHARES

COMMON STOCKS 1.0%

CONSUMER DISCRETIONARY 0.5%

Caesars Entertainment Corp. (d)	71,398	620

ENERGY 0.1%

Forbes Energy Services Ltd. (d)(h)	35,625	116

UTILITIES 0.4%

TexGen Power LLC «	9,914	389
Total Common Stocks (Cost $2,910)		1,125

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «	118,000	34

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Total Warrants (Cost $0)		34

PREFERRED SECURITIES 1.8%

INDUSTRIALS 1.8%

Sequa Corp.
9.000% «	2,536	2,024
Total Preferred Securities (Cost $2,140)		2,024

REAL ESTATE INVESTMENT TRUSTS 2.0%

REAL ESTATE 2.0%

VICI Properties, Inc.	104,988	2,297
Total Real Estate Investment Trusts (Cost $1,538)		2,297

SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS (i) 5.7%
		6,603
U.S. TREASURY BILLS 1.1%

2.380% due 04/18/2019 (e)(f)(m)	1,295	1,294
Total Short-Term Instruments (Cost $7,897)		7,897
Total Investments in Securities (Cost $174,225)		181,957
Total Investments 156.9% (Cost $174,225)		$181,957
Financial Derivative Instruments (k)(l) (0.8)%(Cost or Premiums, net $(1,043))		(972)
Other Assets and Liabilities, net (56.1)%		(65,020)
Net Assets Applicable to Common Shareholders 100.0%		$115,965

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	RESTRICTED SECURITIES:

				Market Value
	Acquisition		Market	as Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Forbes Energy Services Ltd.	07/29/2014	$1,769	$116	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$503	U.S. Treasury Notes 2.625% due 07/15/2021	$(517)	$503	$503
RDR	2.950	03/29/2019	04/01/2019	6,100	U.S. Treasury Notes 2.500% - 2.750% due 02/15/2024 - 05/15/2024	(6,235)	6,100	6,102
Total Repurchase Agreements						$(6,752)	$6,603	$6,605

REVERSE REPURCHASE AGREEMENTS:

					Payable for
					Reverse
				Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Borrowed(2)	Agreements
BRC	3.794%	01/03/2019	04/03/2019	$(2,353)	$(2,375)
CIW	2.800	03/14/2019	04/12/2019	(1,071)	(1,072)
DBL	3.349	03/05/2019	03/05/2020	(326)	(327)
JPS	3.358	03/05/2019	06/05/2019	(3,409)	(3,418)
MSB	4.083	02/05/2019	02/05/2020	(1,051)	(1,057)
NOM	3.150	02/26/2019	04/26/2019	(243)	(244)
RBC	3.720	03/01/2019	06/03/2019	(74)	(74)
	3.760	01/22/2019	04/22/2019	(1,199)	(1,208)
	3.830	02/04/2019	05/06/2019	(1,592)	(1,601)
	3.860	01/22/2019	04/22/2019	(406)	(409)
	3.880	02/07/2019	08/07/2019	(120)	(121)
RDR	2.800	03/04/2019	06/04/2019	(703)	(704)
RTA	3.624	10/05/2018	04/05/2019	(3,878)	(3,947)
	3.624	10/09/2018	04/09/2019	(4,206)	(4,280)
	3.688	03/07/2019	09/09/2019	(2,553)	(2,559)
	3.729	03/12/2019	09/12/2019	(5,173)	(5,184)
	3.736	03/01/2019	09/03/2019	(189)	(190)
	3.811	01/31/2019	07/31/2019	(1,733)	(1,744)
	3.842	11/07/2018	05/07/2019	(6,751)	(6,855)
	3.842	11/08/2018	05/08/2019	(2,796)	(2,839)
SOG	3.180	03/05/2019	06/05/2019	(275)	(276)
	3.310	01/03/2019	04/03/2019	(1,508)	(1,520)
	3.330	01/17/2019	04/17/2019	(1,342)	(1,351)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

	3.330	01/24/2019	04/24/2019	(431)	(434)
	3.644	02/15/2019	05/14/2019	(358)	(360)
	3.711	01/18/2019	04/17/2019	(2,492)	(2,511)
	3.749	01/10/2019	04/10/2019	(813)	(820)
UBS	3.000	02/21/2019	TBD(3)	(363)	(364)
	3.000	03/20/2019	TBD(3)	(872)	(873)
	3.060	03/20/2019	06/19/2019	(1,142)	(1,143)
	3.130	02/14/2019	05/14/2019	(898)	(902)
	3.140	02/15/2019	05/15/2019	(1,074)	(1,078)
	3.250	01/07/2019	04/08/2019	(3,312)	(3,337)
	3.350	01/07/2019	04/08/2019	(1,342)	(1,352)
	3.550	03/04/2019	06/04/2019	(1,789)	(1,794)
	3.650	02/11/2019	05/13/2019	(3,250)	(3,266)
	3.690	02/07/2019	05/07/2019	(1,604)	(1,613)
	3.744	01/03/2019	04/03/2019	(3,018)	(3,046)
Total Reverse Repurchase Agreements					$(66,248)

(j)	Securities with an aggregate market value of $85,506 and cash of $10 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(62,257) at a weighted average interest rate of 3.447%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
				Implied
				Credit Spread at		Premiums	Unrealized
Reference	Fixed	Payment	Maturity	March 31,	Notional	Paid/	Appreciation/	Market
Entity	Receive Rate	Frequency	Date	2019(2)	Amount(3)	(Received)	(Depreciation)	Value(4)	Asset	Liability
Frontier
Communicatio
ns Corp.	5.000%	Quarterly	06/20/2020	13.021%	$590	$(33)	$(18)	$(51)	$2	$0
General
Electric Co.	1.000	Quarterly	12/20/2023	0.920	400	(21)	23	2	0	0
Sprint
Communicatio
ns, Inc.	5.000	Quarterly	12/20/2021	1.833	300	9	16	25	0	(1)
						$(45)	$21	$(24)	$2	$(1)

INTEREST RATE SWAPS

									Variation Margin(5)
Pay/
Receive						Premiums	Unrealized
Floating			Payment	Maturity	Notional	Paid/	Appreciation/	Market
Rate	Floating Rate Index	Fixed Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023	$20,100	$(55)	$650	$595	$0	$(38)

Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	15,300	(131)	549	418	0	(32)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	(1,258)	(652)	0	(74)

Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(202)	(125)	0	(8)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	11,200	38	(849)	(811)	31	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,600	132	(103)	29	5	0
						$667	$(1,213)	$(546)	$36	$(152)
Total Swap Agreements						$622	$(1,192)	$(570)	$38	$(153)

Cash of $1,669 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

(5)	Unsettled variation margin asset of $16 and liability of $(53) for closed swap agreements is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$300	$(16)	$(22)	$0	$(38)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	600	(69)	28	0	(41)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(38)	20	0	(18)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	9	0	(7)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	4,639	(923)	669	0	(254)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,125	(218)	72	0	(146)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	500	(25)	14	0	(11)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	300	(41)	(28)	0	(69)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(39)	(49)	0	(88)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	1	0	(4)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	700	(87)	45	0	(42)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	1,200	(126)	63	0	(63)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(1)	0	(14)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	5	0	(7)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(37)	19	0	(18)
Total Swap Agreements						$(1,665)	$845	$0	$(820)

(m)	Securities with an aggregate market value of $1,294 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,654	$1,704	$10,358
Corporate Bonds & Notes
Banking & Finance	0	7,048	0	7,048
Industrials	0	14,037	99	14,136
Utilities	0	2,837	0	2,837
Convertible Bonds & Notes
Industrials	0	39	0	39
Municipal Bonds & Notes
West Virginia	0	800	0	800
U.S. Government Agencies	0	5,679	0	5,679
Non-Agency Mortgage-Backed Securities	0	48,594	580	49,174
Asset-Backed Securities	0	77,342	1,167	78,509
Common Stocks
Consumer Discretionary	620	0	0	620
Energy	0	116	0	116
Utilities	0	0	389	389
Warrants
Industrials	0	0	34	34
Preferred Securities
Industrials	0	0	2,024	2,024
Real Estate Investment Trusts
Real Estate	2,297	0	0	2,297
Short-Term Instruments
Repurchase Agreements	0	6,603	0	6,603
U.S. Treasury Bills	0	1,294	0	1,294

Total Investments	$2,917	$173,043	$5,997	$181,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$38	$0	$38

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(153)	0	(153)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2019 (Unaudited)

Over the counter	0	(820)	0	(820)

	$0	$(973)	$0	$(973)

Total Financial Derivative Instruments	$0	$(935)	$0	$(935)

Totals	$2,917	$172,108	$5,997	$181,022

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued		Unrealized			Ending	on Investments
Category and	Balance	Net	Net	Discounts/	Realized	Appreciation/	Transfers into	Transfers out	Balance	Held at
Subcategory	at 06/30/2018	Purchases	Sales/Settlements	(Premiums)	Gain/(Loss)	(Depreciation) (1)	Level 3	of Level 3	at 03/31/2019	03/31/2019(1)
Investments in Securities, at Value
Loan Participations
and Assignments	$224	$1,217	$(2)	$1	$0	$(15)	$279	$0	$1,704	$(15)
Corporate Bonds &
Notes
Banking &
Finance	798	0	(800)	0	4	(2)	0	0	0	0
Industrials	96	0	0	0	0	3	0	0	99	3
Non-Agency
Mortgage-Backed
Securities	649	0	(53)	3	4	(23)	0	0	580	(22)
Asset-Backed
Securities	1,491	346	0	30	0	(345)	721	(1,076)	1,167	(128)
Common Stocks
Utilities	314	0	0	0	0	75	0	0	389	75
Warrants
Industrials	30	0	0	0	0	4	0	0	34	4
Preferred
Securities
Industrials	1,967	302	0	0	0	(245)	0	0	2,024	(245)
Totals	$5,569	$1,865	$(855)	$34	$8	$(548)	$1,000	$(1,076)	$5,997	$(328)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance			Input Value(s)
Category and Subcategory	at 03/31/2019	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,704	Third Party Vendor	Broker Quote	94.750 - 101.000
Corporate Bonds & Notes
Industrials	99	Reference Instrument	Yield	9.870
Non-Agency Mortgage-Backed Securities	403	Proxy Pricing	Base Price	3.375 - 99.375
	177	Third Party Vendor	Broker Quote	92.710
Asset-Backed Securities	721	Other Valuation Techniques(2)	-	—
	446	Proxy Pricing	Base Price	0.000 - 48,000.000
Common Stocks
Utilities	389	Indicative Market Quotation	Broker Quote	$39.250
Warrants
Industrials	34	Other Valuation Techniques(2)	-	—
Preferred Securities
Industrials	2,024	Fundamental Valuation	Company Equity Value	$511,381,595.000
Total	$5,997

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

March 31, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CIW	CIBC World Markets Corp.	JPS	JP Morgan Securities, Inc.	RDR	RBC Capital Markets LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	RTA	RBC (Barbados) Trading Bank Corp.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SOG	Societe Generale Paris
FBF	Credit Suisse International	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
Asset-Backed Securities Index - Home
ABX.HE	Equity	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	US0001M	1 Month USD Swap Rate

Other	Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
Interest rate to be determined when loan
ALT	Alternate Loan Trust	TBA	To-Be-Announced	TBD%	settles or at the time of funding